Surplus reserves (Disclosure of retained earnings) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 33,677,466	¥ 34,665,305
The Company [member]
Disclosure of information of retained earnings [line items]
Retained earnings	36,830,000
PRC GAAP [member]
Disclosure of information of retained earnings [line items]
Retained earnings	30,708,000
PRC GAAP [member] | The Company [member]
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 38,980,000